Finacial Liabilities Value (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 16, 2021	Jun. 30, 2022
Finacial Liabilities Value [Abstract]
Conversion rate, description		As part of an agreement signed in 2019, the investors of certain convertibles loan received, upon conversion to shares 756,333 Ordinary Shares to investors and promoters, non-tradable warrants to purchase an additional 169,019 Ordinary Shares upon consummation of an IPO on the Nasdaq.
Fair value of warrants		$ 5
Nontradable warrants, description	On July 16, 2021, following the IPO, the Company issued 2,113,905 Ordinary Shares and 1,149,582 non-tradable warrants to investors in connection with the conversion of Company’s CLAs and SAFEs according to their terms, the fair value of the shares was classified as equity with total value of $10,041. The non-tradable warrants were designated to be measured at fair value through profit or loss.
Non-tradable warrants amount		$ 56
Tradable warrants, description		The Company sold 3,345,455 tradable warrants in the IPO. As of June 30, 2022, 1,705,000 tradable warrants were exercised. In October 2021, investors exercised 1,705,000 tradable warrants whereby the Company issued 1,705,000 Ordinary Shares to such investors.
Total proceeds received		$ 9,377
Net proceeds		8,721
Tradable warrants		$ 357
Tradable warrants rate		7.00%
Total fair value		$ 21